Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Facility Country	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of production facilities operated	80
Number of countries in which entity operates	29
Swaps maturity date	no swaps have a maturity beyond 2019
Goodwill	$ 1,610,800,000	$ 1,607,000,000	$ 1,612,300,000
Impairment of goodwill	0	0	0
Net transaction gains (losses)	(5,600,000)	(11,100,000)	(9,100,000)
Morton International, Inc
Significant Accounting Policies [Line Items]
Goodwill	$ 1,200,000,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting right	50.00%
Percentage of investments in affiliated companies	20.00%
Other intangible assets, useful lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Other intangible assets, useful lives	25 years